Revenue - Revenue by country (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue
Revenue	$ 413,096,606	$ 270,972,421	$ 168,998,225
Singapore
Disaggregation of revenue
Revenue	73,621,309	42,408,360	37,250,890
United Kingdom
Disaggregation of revenue
Revenue	54,254,181	40,158,705
Hong Kong
Disaggregation of revenue
Revenue		51,127,139	26,879,765
Switzerland
Disaggregation of revenue
Revenue	81,031,483	44,257,631	27,755,018
United States
Disaggregation of revenue
Revenue	48,788,696	37,069,299
Turkey
Disaggregation of revenue
Revenue	49,470,684
Brazil
Disaggregation of revenue
Revenue	40,484,566
Other
Disaggregation of revenue
Revenue	$ 65,445,687	$ 55,951,287	$ 77,112,552